VY T Rowe Price Equity Income Portfolio Investment Strategy - VY T Rowe Price Equity Income Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks, with an emphasis on large-capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued.While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign (non-U.S.) securities, debt instruments, including high-yield debt instruments commonly referred to as “junk bonds,” and futures and options in keeping with its objectives. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in securities prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing the Portfolio’s exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. The Portfolio generally seeks investments in large capitalization companies and the Portfolio’s yield, which reflects the level of dividends paid by the Portfolio, is expected to normally exceed the yield of the Russell 1000® Value Index (the “Index”). In pursuing its investment objective, the sub-adviser (the “Sub-Adviser”) has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development. The Portfolio may at times invest significantly in certain sectors, including the financials and health care sectors. The Portfolio may also invest in shares of affiliated and internally managed money market funds of T. Rowe Price. The Portfolio may also invest in U.S. and foreign dollar-denominated money market securities and U.S. dollar and non-U.S. dollar currencies. The Portfolio may invest in real estate-related securities, including real estate investment trusts (“REITs”). The Portfolio may also invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. The Sub-Adviser typically employs a “value” approach in selecting investments. The Sub-Adviser's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. In selecting investments, the Sub-Adviser generally looks for companies, in the aggregate, with one or more of the following: an established operating history; above-average dividend yield relative to the broader equity market; low price/earnings ratio relative to the broader equity market; a sound balance sheet and other positive financial characteristics; and low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises. The Sub-Adviser integrates environmental, social, and governance (“ESG”) factors into its investment research process for certain investments. While ESG matters vary widely, the Sub-Adviser generally considers ESG factors such as climate change, resource depletion, labor standards, diversity, human rights issues, and governance structure and practices. For certain types of investments, including, but not limited to, cash, currency positions, and particular types of derivatives, an ESG analysis may not be relevant or possible due to a lack of data. Where ESG considerations are integrated into the investment research process, the Sub-Adviser focuses on the ESG factors it considers most likely to have a material impact on the performance of the holdings in the Portfolio’s portfolio. The Sub-Adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions for the Portfolio. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks, with an emphasis on large-capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued.